Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Additional Information) (Details)										1 Months Ended					12 Months Ended
	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Feb. 05, 2019 USD ($) $ / shares shares	Aug. 22, 2018 USD ($)	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Mar. 08, 2018 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Mar. 15, 2016 shares	Dec. 22, 2017 USD ($) shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2019 USD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Nov. 13, 2017 $ / shares	Sep. 19, 2016 $ / shares	Mar. 31, 2016 USD ($)	Mar. 07, 2016 $ / shares	Dec. 22, 2015 USD ($)
Business Acquisition [Line Items]
Fair value of shares issued | $ / shares					$ 1.23																	$ 0.80	$ 3.30
Cash														$ 52,000,000	$ 11,000,000
Goodwill													$ 0		20,804,000	$ 31,134,000		$ 0
Stock Issued During Period, Value, Acquisitions			$ 5,200,000		$ 4,800,000						$ 32,600,000				8,188,000	4,679,000	$ 4,080,000
Business Combination, Consideration Transferred			$ 5,200,000		$ 3,500,000	$ 27,103,410	$ 26,100,000								$ 12,700,000
Stock Issued During Period, Shares, Acquisitions | shares			4,519,347				2,935,222		1,162,305		1,500,000
Business Acquisition, Share Price | $ / shares			$ 1.16
Equity Method Investment, Ownership Percentage					51.00%										50.00%
Payments to Acquire Businesses, Gross														52,000,000	$ 11,000,000
Shares Issued, Price Per Share | $ / shares					$ 1.23																	$ 0.80	$ 3.30
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Debt Instrument, Interest Rate, Stated Percentage					8.00%															2.50%
Boca International Limited [Member]
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition													19.90%
Fair value of shares issued | $ / shares																									$ 3.51
Cash													$ 52,000,000					52,000,000
Goodwill														$ 36,504,000		$ 31,134,000								$ 36,504,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																								1,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																								$ 332,000
Business Combination, Consideration Transferred					$ 23,700,000	$ 184,842,000												56,080,000
Equity Method Investment, Ownership Percentage				48.90%	51.10%
Payments to Acquire Businesses, Gross													52,000,000					$ 52,000,000
Shares Issued, Price Per Share | $ / shares																									$ 3.51
Percentage Of Equity Interest Transferred					48.90%	48.90%
Business Acquisition, Percentage of Voting Interests Acquired					48.90%
Sola Green Technologies Limited [Member]
Business Acquisition [Line Items]
Cash													34,000,000
Total purchase price agreed to in the form of cash or ordinary shares																										$ 40,000,000
Payments to Acquire Businesses, Gross													$ 34,000,000
Century Skyway Limited [Member]
Business Acquisition [Line Items]
Fair value of shares issued | $ / shares								$ 1.55
Cash								$ 32,600,000				$ 35,000,000
Total purchase price agreed to in the form of cash or ordinary shares																	$ 32,000,000
Goodwill								20,230,000				20,230
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents								1,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt								68,000
Business Combination, Consideration Transferred	$ 99,450,000	$ 12,750,000			$ 126,126,000,000	$ 126,126,000		34,925,000
Stock Issued During Period, Shares, Acquisitions | shares	5,100	5,100
Equity Method Investment, Ownership Percentage				49.00%	51.00%
Payments to Acquire Businesses, Gross								$ 32,600,000				$ 35,000,000
Shares Issued, Price Per Share | $ / shares								$ 1.55
Percentage Of Equity Interest Transferred					49.00%	49.00%
Business Acquisition, Percentage of Voting Interests Acquired					49.00%
Giant Connection Limited [Member]
Business Acquisition [Line Items]
Goodwill										$ 248,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents										943,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Loans Receivables										670,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Interest Receivables										6,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment										508,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities, Current										14,000
Business Combination, Consideration Transferred										$ 2,354,000
Stock Issued During Period, Shares, Acquisitions | shares										2,220,283
Business Acquisition, Share Price | $ / shares																					$ 1.06
Vision Lane Limited [Member]
Business Acquisition [Line Items]
Fair value of shares issued | $ / shares			$ 1.16
Cash															6,400,000
Business Combination, Consideration Transferred			$ 12,428,205
Stock Issued During Period, Shares, Acquisitions | shares			4,519,347
Payments to Acquire Businesses, Gross															$ 6,400,000
Sale of Stock, Price Per Share | $ / shares			$ 1.10
Shares Issued, Price Per Share | $ / shares			$ 1.16
Vision Lane Limited And First Asia Finance Limited [Member]
Business Acquisition [Line Items]
Goodwill																			$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																			1,122,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Loans Receivables																			7,495,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Interest Receivables																			151,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																			1,095,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities, Current																			81,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																			20,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																			607,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable																			$ 30,000
Paris Sky Limited [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 1,957,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				52,994,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities, Current				4,000
Business Combination, Consideration Transferred				48,128,000		$ 30,334,590
Stock Issued During Period, Shares, Acquisitions | shares					3,889,050	3,889,050
Sale of Stock, Price Per Share | $ / shares					$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value					$ 4,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets				1,833,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other				$ 170,000
Leung Iris Chi Yu [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 3,900,000